Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current tax (expense)/income
Total current tax expense	€ (906)	€ (1,113)	€ (869)
Deferred tax credit/(expense)	425	(217)	(2,995)
Total income tax credit/(expense)	(481)	(1,330)	(3,864)
Tax charged/(credited) directly to other comprehensive income
Current tax	3		(17)
Deferred tax	304	648	(1,009)
Total tax charged/(credited) directly to other comprehensive income	307	648	(1,026)
Tax charged/(credited) directly to equity
Deferred tax	6		(2)
Total tax charged/(credited) directly to equity	6		(2)
United Kingdom
Current tax (expense)/income
Current period	(4)	(22)	(24)
Adjustments in respect of prior periods	(4)	(17)	(3)
Total current tax expense	(8)	(39)	(27)
Deferred tax credit/(expense)	71	791	94
Overseas
Current tax (expense)/income
Current period	(924)	(993)	(872)
Adjustments in respect of prior periods	26	(81)	30
Total current tax expense	(898)	(1,074)	(842)
Deferred tax credit/(expense)	€ 354	€ (1,008)	€ (3,089)